Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity
22.	Equity

A.	Capital

On February 28, 2022, in accordance with the terms and conditions of the convertible bond, the holders of 11,000 convertible bonds, with a par value of US$ 1,000 each and for a principal amount equivalent to US$ 11 million, exercised their conversion right. The Company issued provisional certificates for 37,801,073 new voting common shares, with a par value of S/ 1.00 each, fully subscribed and paid-in. Therefore, the Company increased its capital stock from S/ 871,917,855 to S/ 909,718,928.

Additionally, on March 31, 2022, holders of 78,970 convertible bonds, each with a nominal value of US$ 1,000 each and for a principal amount equivalent to US$ 78.9 million, communicated their decision to execute their conversion rights. As consequence the Company converted the bonds, as well as paid the accrued interest to the bondholders who have exercised their conversion rights. The Company issued 287,261,051 new common shares. Therefore, the capital stock of the Company has increased from S/ 909,718,928 to S/ 1,196,979,979. After this last operation, the convertible bonds have been fully paid (see, note 18.d).

On December 1, 2022, the capital increases were registered and the statutes were amended, confirming that the Company’s capital was S/ 1,196,979,979, the par value of the shares was S/ 1.00 each, fully subscribed and paid and with voting rights.

On December 27, 2023, the Company issued 174,984,912 new common shares, at a price per share of S/ 0.4971, increasing the Company’s capital stock from S/ 1,196,979,979 to S/ 1,371,964,891. The total shares were fully subscribed and paid in two pre-emptive subscription rounds and in the Private Offering. A placement loss of S/ 87,999,912 was determined, equivalent to the difference between the nominal value of the new common shares issued and the total amount paid. On February 1, 2024, the capital increase was registered in the Company’s registry.

As of December 31, 2023, a total of 70,312,080 shares are represented in ADSs, equivalent to 4,687,472 ADSs at a ratio of 15 shares per ADS.

As of December 31, 2022, a total of 130,025,625 shares is represented in ADSs, equivalent to 8,668,375 ADS at a ratio of 15 shares per ADS.

As of December 31, 2021, a total of 136,637,740 shares were represented in ADSs, equivalent to 27,327,548 ADS at a ratio of 5 shares per ADS.

As of December 31, 2023, the Company’s shares registered a stock price quotation at the end of the year of S/ 0.57 per share and a trading frequency of 49.80% (S/ 0.83 per share and a trading frequency of 75% as of December 31, 2022; S/ 1.37 per share and a trading frequency of 77.27% as of December 31, 2021).

B.	Legal Reserve

According to the Business Companies Act, any company is required to allocate at least 10% of its free withdrawal profits to a legal reserve. This allocation is required until the reserve equals 20% of paid-in capital. In the absence profits or free withdrawal reserves, the legal reserve may be applied to offset losses and shall be replaced with profits from subsequent fiscal years. This reserve may be capitalized and its replacement is also mandatory.

According to the resolution of the Shareholders’ Meeting, the balance of the Legal Reserve has been fully offset against the accumulated losses as of December 2023.

C.	Voluntary reserve

As of December 31, 2022, this reserve amounting to S/ 29.97 million was related to the excess of legal reserve. This reserve is over above the requirement to make a reserve until reaching the equivalent of 20% of the paid-in capital.

According to the resolution of the Shareholders’ Meeting, the balance of the Voluntary reserve has been fully offset against the accumulated losses as of December 2023.

D.	Share premium

This item recognizes the difference between the face value and transaction value for the acquisitions of shares in non-controlling interests.

This item includes the excess of total income obtained by shares issued in 2013, 2019 and 2023 in contrast to their face value of S/ 1,142 million.

According to the resolution of the Shareholders’ Meeting, the balance of the Share premium has been fully offset against the accumulated losses as of December 2023.